Form N-1A Supplement	Aug. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PGIM ETF TRUST
PGIM Jennison Focused Value ETF
(the “Fund”)
Supplement dated June 15, 2026
to the Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information
You should read this Supplement in conjunction with the Fund's Summary Prospectus, Prospectus and Statement of
Additional Information (SAI), as applicable, and retain it for future reference.
On June 10, 2026, the Board of Trustees (the “Board”) of PGIM ETF Trust approved a reduction in the existing contractual management fee payable by the Fund to PGIM Investments LLC (the “Manager” or “PGIM Investments”), the Fund’s investment adviser.
Accordingly, effective July 1, 2026, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows:
1.In the section of the Summary Prospectus and Prospectus entitled “Fund Fees and Expenses,” the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following table:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee*	0.33%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses*	0.33%
*The management fee has been restated to reflect current fees.
2.In the section of the Summary Prospectus and Prospectus entitled “Fund Fees and Expenses,” the expense example table is deleted in its entirety and replaced with the following table:
Number of Years You
Own Shares	1 Year	3 Years	5 Years	10 Years
	$34	$106	$185	$418

PGIM Jennison Focused Value ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PGIM ETF TRUST
PGIM Jennison Focused Value ETF
(the “Fund”)
Supplement dated June 15, 2026
to the Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information
You should read this Supplement in conjunction with the Fund's Summary Prospectus, Prospectus and Statement of
Additional Information (SAI), as applicable, and retain it for future reference.
On June 10, 2026, the Board of Trustees (the “Board”) of PGIM ETF Trust approved a reduction in the existing contractual management fee payable by the Fund to PGIM Investments LLC (the “Manager” or “PGIM Investments”), the Fund’s investment adviser.
Accordingly, effective July 1, 2026, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows:
1.In the section of the Summary Prospectus and Prospectus entitled “Fund Fees and Expenses,” the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following table:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee*	0.33%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses*	0.33%
*The management fee has been restated to reflect current fees.
2.In the section of the Summary Prospectus and Prospectus entitled “Fund Fees and Expenses,” the expense example table is deleted in its entirety and replaced with the following table:
Number of Years You
Own Shares	1 Year	3 Years	5 Years	10 Years
	$34	$106	$185	$418